Key Management Compensation - Schedule of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [abstract]
Salaries, director fees and other short term benefits	$ 1,909	$ 2,092
Post-employment benefits	27	63
Share based payment	1,262	1,386
Total	$ 3,198	$ 3,541